UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               ---------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Mutuals Advisors, Inc
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Address:    700 N. Pearl St
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            Suite 900
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            Dallas, TX 75201
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Form 13F File Number:   28-
                             ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David E. Scott
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Title:      Chief Compliance Officer
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Phone:      646-415-8159
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Signature, Place, and Date of Signing:

      /s/ David E. Scott            New York, New York             02/06/08
      ---------------------------   --------------------------   --------------
             [Signature]                   [City, State]            [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

   Form 13F File Number       Name

28-
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[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     45
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Form 13F Information Table Value Total:     $161,303
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number     Name

01     28-                      GNI Capital, Inc.

13F: All Funds as of 12/31/07

                                                                 MARKET
                                                                  VALUE   SHARES/  INVESTMENT       OTHER        VOTING AUTHORITY
NAME OF ISSUER                        TITLE OF CLASS   CUSIP   $(x 1,000) QUANTITY DISCRETION      MANAGERS     SOLE   SHARED  NONE
-------------------------------      --------------- --------- ---------- -------- ---------- ----------------- ----- -------- -----


AT&T INC                                   COM       00206R102        499   12,000    OTHER   GNI Capital, Inc.        12,000
ALLIANT TECHSYSTEMS INC                    COM       018804104      1,763   15,500    OTHER   GNI Capital, Inc.        15,500
ALTRIA GROUP INC                           COM       02209S103     16,099  213,000    OTHER   GNI Capital, Inc.       213,000
BOEING CO                                  COM       097023105      9,008  103,000    OTHER   GNI Capital, Inc.       103,000
BOYD GAMING CORP                           COM       103304101        852   25,000    OTHER   GNI Capital, Inc.        25,000
BRITISH AMERN TOB PLC ADR               SPON ADR     110448107      9,584  122,000    OTHER   GNI Capital, Inc.       122,000
CENTRAL EUROPEAN DISTRIBUTION CORP         COM       153435102      3,862   66,500    OTHER   GNI Capital, Inc.        66,500
CITIGROUP INC                              COM       172967101        397   13,500    OTHER   GNI Capital, Inc.        13,500
COMPANHIA DE BEBIDAS P R  A D R       SPON ADR PFD   20441W203      1,811   25,500    OTHER   GNI Capital, Inc.        25,500
DIAGEO PLC SPONSORED ADR NEW          SPON ADR NEW   25243Q205      9,956  116,000    OTHER   GNI Capital, Inc.       116,000
GENERAL DYNAMICS CORP                      COM       369550108      3,382   38,000    OTHER   GNI Capital, Inc.        38,000
HOLOGIC INC                                COM       436440101        480    7,000    OTHER   GNI Capital, Inc.         7,000
IMPERIAL TOB GROUP P L C  A D R       SPONSORED ADR  453142101      7,885   73,500    OTHER   GNI Capital, Inc.        73,500
INTERNATIONAL GAME TECHNOLOGY              COM       459902102      9,577  218,000    OTHER   GNI Capital, Inc.       218,000
ISHARES S & P 100 INDEX FUND         S&P 100 IDX FD  464287101      1,376   20,000    OTHER   GNI Capital, Inc.        20,000
ISHARES TR US TIPS BD FD              US TIPS BD FD  464287176      1,058   10,000    OTHER   GNI Capital, Inc.        10,000
ISHARES MSCI EMERGING MKTS INDEX FD  MSCI EMERG MKT  464287234      1,278    8,500    OTHER   GNI Capital, Inc.         8,500
ISHARES S&P GLOBAL FIN SECTOR INDEX    S&P GBL FIN   464287333        439    5,500    OTHER   GNI Capital, Inc.         5,500
ISHARES LEHMAN 1 3YRS TRS BD          1-3 YR TRS BD  464287457      1,233   15,000    OTHER   GNI Capital, Inc.        15,000
I SHARES M S C I  E A F E INDEX FUND  MSCI EAFE IDX  464287465        550    7,000    OTHER   GNI Capital, Inc.         7,000
ISHARES RUSSELL 1000 GROWTH FD       RUSSELL1000GRW  464287614      3,647   60,000    OTHER   GNI Capital, Inc.        60,000
L-3 COMMUNICATIONS HLDGS INC               COM       502424104      2,490   23,500    OTHER   GNI Capital, Inc.        23,500
LAS VEGAS SANDS CORP                       COM       517834107      5,925   57,500    OTHER   GNI Capital, Inc.        57,500
LOCKHEED MARTIN CORP                       COM       539830109      3,663   34,800    OTHER   GNI Capital, Inc.        34,800
LOEWS CORP CAROLINA GROUP            CAROLINA GP STK 540424207      7,549   88,500    OTHER   GNI Capital, Inc.        88,500
M G M MIRAGE                               COM       552953101      9,830  117,000    OTHER   GNI Capital, Inc.       117,000
GOLD MINERS                          GOLD MINER ETF  57060U100        917   20,000    OTHER   GNI Capital, Inc.        20,000
MEDCO HEALTH SOLUTIONS INC                 COM       58405U102        431    4,250    OTHER   GNI Capital, Inc.         4,250
NYSE EURONEXT                              COM       629491101        571    6,500    OTHER   GNI Capital, Inc.         6,500
NORTHROP GRUMMAN CORPORATION               COM       666807102      4,325   55,000    OTHER   GNI Capital, Inc.        55,000
OSI PHARMACEUTICALS INC                    COM       671040103        485   10,000    OTHER   GNI Capital, Inc.        10,000
OIL SERVICE HOLDRS TRUST              DEPOSTRY RCPT  678002106      2,741   14,500    OTHER   GNI Capital, Inc.        14,500
OPEN JT STK CO-VIMPEL COMMN SPON ADR  SPONSORED ADR  68370R109        478   11,500    OTHER   GNI Capital, Inc.        11,500
OPTIONSXPRESS HLDGS INC                    COM       684010101        490   14,500    OTHER   GNI Capital, Inc.        14,500
PENN NATL GAMING INC                       COM       707569109      6,789  114,000    OTHER   GNI Capital, Inc.       114,000
POWERSHARES FTSE RAFI FINANC         FTSERAFI FINAN  73935X237      1,520   35,000    OTHER   GNI Capital, Inc.        35,000
POWERSHARES FTSE RAFI US 1000        FTSE RAFI 1000  73935X583      2,093   36,000    OTHER   GNI Capital, Inc.        36,000
ULTRA QQQ PROSHARES                  ULTRA QQQ PSHS  74347R206      2,034   20,500    OTHER   GNI Capital, Inc.        20,500
RAYTHEON COMPANY                         COM NEW     755111507      6,100  100,500    OTHER   GNI Capital, Inc.       100,500
ROCKWELL COLLINS INC                       COM       774341101      3,131   43,500    OTHER   GNI Capital, Inc.        43,500
RYDEX S & P 500 PURE GROWTH ETF      S&P500 PUR GRW  78355W403      2,326   61,300    OTHER   GNI Capital, Inc.        61,300
SPIRIT AEROSYSTEMS HOLDINGS INC         COM CL A     848574109      2,363   68,500    OTHER   GNI Capital, Inc.        68,500
UNITED TECHNOLOGIES CORP                   COM       913017109      3,100   40,500    OTHER   GNI Capital, Inc.        40,500
WMS INDS INC                               COM       929297109      6,320  172,500    OTHER   GNI Capital, Inc.       172,500
WISDOMTREE JAPAN SMALLCAP            JP SMALLCP DIV  97717W836        896   20,000    OTHER   GNI Capital, Inc.        20,000